Debt and Capital Lease Obligations	6 Months Ended
Jul. 02, 2022
Debt and Capital Lease Obligations
Debt and Capital Lease Obligations

Note 8.Debt and Capital Lease Obligations

Convertible notes – related party: On June 16, 2021, the Company issued a convertible note (“Convertible Note – Related Party – June 2021”) in the aggregate principal amount of $30,568 thousand to BCP QualTek II LLC, an affiliate of its majority member, in exchange for the 25,000 thousand outstanding Preferred Class B Units (Preferred Units) and the associated accumulated preferred return. The Convertible Note – Related Party – June 2021 bears interest at an annual rate of 12.00%, which accrues and is payable together with the principal balance. The Company recorded interest expense of $0 and $489 thousand for the three months and six months ended July 2, 2022, respectively. There was no fixed maturity date, however, cash payments were required, which were to be equal to tax distributions, which the noteholder would be entitled if the Convertible Note – Related Party – June 2021 were a Preferred Unit. The Convertible Note – Related Party - June 2021 converted under its mandatory conversion provision, as defined in the agreement, upon the consummation of the Business Combination on February 14, 2022, as noted in Note 1 - Nature of Business and Summary of Significant Accounting Policies.

Convertible notes – June 2021: On June 16, 2021, the Company issued convertible promissory notes (the “Convertible Notes – June 2021”) with an aggregate principal amount of $44,400 thousand. The Convertible Notes – June 2021 did not require interest to be accrued or payable and did not have a fixed maturity date. The Convertible Notes – June 2021 converted under its mandatory conversion provision, as defined in the agreement, upon the consummation of the Business Combination on February 14, 2022, as noted in Note 1 - Nature of Business and Summary of Significant Accounting Policies. There was a beneficial conversion feature of $12,270 thousand related to the Convertible Notes – June 2021 that was amortized over the life of the notes, using the effective interest method. The notes are presented net of a discount of $3,409 thousand as of December 31, 2021 on the condensed consolidated balance sheet with accretion of $8,861 thousand for the year ended December 31, 2021.

Effective January 1, 2022, the Company early adopted ASU 2020-06 using the modified retrospective method. As a result of the adoption of ASU 2020-06, previously recognized beneficial conversion feature for the Convertible Notes – June 2021 outstanding as of January 1, 2022 was removed from additional paid-in capital and the debt discount. A cumulative impact adjustment was recorded to account for a reduction in interest expense due to a decrease in the discount, which is recognized as interest expense upon conversion of the convertible debt. Adoption of the new standard resulted in a decrease to additional paid-in capital of $12,270 thousand, an increase to convertible debt, net of $3,409 thousand, and an increase to accumulated deficit of $8,861 thousand.

Line of credit: The Company has an Asset Based Lending Credit Agreement (“Credit Agreement”) with PNC Bank, National Association (“PNC”). Under the Credit Agreement, the Company has available a revolving credit facility in the amount of $103,500 thousand, for working capital needs and general corporate purposes. The amount the Company may borrow is limited to the lesser of the maximum available amount and the borrowing base. The borrowing base is calculated primarily as a percentage of the Company’s eligible accounts receivable, unbilled revenue and eligible inventory, as defined in the Credit Agreement. Interest on the outstanding principal amount, payable in arrears monthly, is based on either an elected Base Rate plus an applicable margin (6.25% at July 2, 2022), or an adjusted Eurodollar rate, plus an applicable margin, as defined in the agreement. On January 28, 2022, the Company executed an amendment to the Credit Agreement to temporarily increase the maximum availability of the revolving credit facility to the amount of $115,000 thousand until February 15, 2022. On February 14, 2022, the maximum availability was automatically reduced to the amount of $103,500 thousand. In connection with the Business Combination, on February 14, 2022, the Company repaid $73,000 thousand of debt associated with the line of credit. There was $25,384 thousand available under this facility as of July 2, 2022. The entire unpaid principal amount of the line of credit together with accrued and unpaid interest thereon, is due on July 17, 2025. Standby letters of credit totaling $5,031 thousand and $3,977 thousand, issued for our insurance carriers and in support of performance under certain contracts, were outstanding under the Credit Agreement as of July 2, 2022 and December 31, 2021, respectively.

On May 13, 2022, the Company executed an amendment to the Credit Agreement that extended the maturity date by two years from July 18, 2023 to July 17, 2025 and clarified certain provisions to exclude the payment of the earn-out obligations made in February 2022 from the proceeds from the Business Combination in the calculation of the Consolidated Fixed Charges Coverage Ratio.

Term loan: The Company has a Senior Secured Term Credit and Guaranty Agreement (“Term Loan”) with Citibank as the administrative agent for $380,000 thousand. The Term Loan interest is payable either monthly or quarterly, in arrears, based on the Company’s interest election. The Company may elect either a Base Rate plus an applicable rate (10.00% at July 2, 2022), or an adjusted Eurodollar rate, plus an applicable rate (8.54% at July 2, 2022), as defined in the agreement. On a quarterly basis, the Company is required to make principal payments of $2,391 thousand with all unpaid principal and interest due at maturity on July 17, 2025. The Term Loan agreement requires an excess cash calculation, as defined in the agreement, which could result in additional required principal payments on the loan. There were no excess cash principal payments due July 2, 2022.

The obligations of QualTek under the Credit Agreement are secured (a) on a first priority basis, by liens on the ABL Priority Collateral as defined in the ABL Intercreditor Agreement (“Intercreditor Agreement”), dated as of July 18, 2018 between QualTek HoldCo and among PNC Bank and Fifth Third Bank, including accounts receivable and inventory and (b) on a second priority basis, by liens on the Term Priority Collateral, as defined in the Intercreditor Agreement.

As a result of the Intercreditor Agreement, the obligations of QualTek under the Term Loan are secured (a) on a first priority basis, by liens on the Term Priority Collateral and (b) on a second priority basis, by liens on the ABL Priority Collateral. Generally, Term Priority Collateral includes all assets, other than the ABL Priority Collateral, and equity interests of QualTek.

Acquisition debt: Acquisition debt consists of deferred purchase price due to the sellers from in the Recovery Logistics, Inc., Vertical Limit LLC, Vinculums Services, LLC, and Concurrent acquisitions. The interest rates range between .44% and 3.25%. For the three months ended July 2, 2022 and July 3, 2021, the Company recorded $0 thousand and $270 thousand of interest expense, respectively. The Company recorded $434 thousand and $363 thousand of interest expense for six months ended July 2, 2022, and July 3, 2021, respectively. The acquisition debt was paid in full with proceeds from the Business Combination on February 14, 2022 (see Note 1 - Nature of Business and Summary of Significant Accounting Policies).

Senior Unsecured Convertible Notes: In connection with the Business Combination, on February 14, 2022, the Company entered into an Indenture with Wilmington Trust, National Association (the “Trustee”) where the Company has issued senior unsecured convertible notes (the “Convertible Notes”) due February 15, 2027, in an aggregate principal amount of $124,685 thousand, receiving $122,191 thousand in net cash proceeds. The Convertible Notes have an original issue discount of $2,494 thousand. Further, $6,384 thousand in debt issuance costs were incurred. The total of $8,878 thousand recorded as debt discount is being amortized using the effective interest method through the maturity dates of the Convertible Notes. The Convertible Notes provide for an interest rate that is set quarterly based on gross leverage with a minimum interest rate of 9.50% per annum and up to a maximum of 11.75% per annum, with an additional interest of 2% per annum upon the occurrence of an event of default (as defined in the Indenture). Interest is payable on a quarterly basis commencing on June 15, 2022. For the three and six months ended July 2, 2022, the Company recorded interest expense of $3,703 thousand and $5,616 thousand, respectively. As of July 2, 2022, the Convertible Notes are presented net of a debt discount of $8,212 thousand on the condensed consolidated balance sheet with accretion of $444 thousand and $666 thousand for the three and six months ended July 2, 2022, respectively.

Subject to and upon compliance with the provisions of the Indenture, each holder of a Convertible Note is provided with the right, at such holder’s option, to convert all or any portion (if the portion to be converted is $1 thousand principal amount or an integral multiple thereof) of such Convertible Note at any time prior to the close of business on the second scheduled trading day immediately preceding February 15, 2027, at an initial conversion rate of 100 shares of the Company’s Class A common stock, which is equal to an initial conversion price of $10 per share (subject to adjustment as provided in the Indenture) per $1 thousand principal amount of the Convertible Note. If a fundamental change (as defined in the Indenture) occurs prior to February 15, 2027, holders of the Convertible Notes will have the right to require the Company to repurchase all or any portion of their Convertible Notes in principal amounts of $1 thousand or an integral multiple thereof, at a repurchase price equal to the principal amount of the Convertible Notes to be repurchased, plus accrued and unpaid interest.

The Convertible Notes may be converted by the Company any time after the two-year anniversary of the Closing of the Business Combination on February 14, 2022 (the “Company Forced Conversion Date” ) subject to the following conditions: (i) the Company’s share price trading at or above $14 for 20 out of any 30 consecutive trading days after the Company Forced Conversion Date; (ii) the holders receive a make-whole payment in the form of cash or additional shares at the time of such conversion; (iii) the 60-day average daily trading volume ending on the last trading day of the applicable exercise period being greater than or equal to $15,000 thousand; (iv) the conversion of the Convertible Notes being made on a pro-rata basis across all Convertible Note investors; and (v) the conversion of the Convertible Notes, together with all previously converted Convertible Notes, resulting in no more than 20% of the free float of the Company’s Class A Common Stock.

The Company determined that there was no derivative liability associated with the Convertible Notes under ASC 815-15, Derivatives and Hedging. Per ASC 815-10-15-74(a), contracts that are both indexed to its own stock and classified in stockholders’ equity in its statement of financial position are not considered to be derivative instruments. The conversion feature is indexed to the Company’s own stock and is classified in stockholders’ equity in the Company’s statement of financial position. As the conversion features would meet the scope exception as described in paragraphs ASC 815-15-74(a), the conversion features are not required to be separated from the host instrument and accounted for separately. As a result, at July 2, 2022, the conversion feature does not meet derivative classification.

The Convertible Notes have customary anti-dilution protections and customary negative covenants, including limitations on indebtedness, restricted payments, and permitted investments. As of July 2, 2022, the Company was in compliance with the covenants under the Indenture.

Debt outstanding, whose carrying value approximates fair market value due to variable interest rates based on current rates available to the Company for similar instruments, was as follows (in thousands):

	July 2,	December 31,
	2022	2021
Current Maturities:
Current maturities of long-term debt	$9,563	$115,224
Current portion of capital lease obligations, net of capital lease interest	13,362	12,151
Current portion of long term debt and capital lease obligations	$22,925	$127,375
Long-term borrowings:
Line of credit	$70,707	$87,633
Term loan	346,698	351,481
Acquisition debt	—	34,718
Convertible notes – related party	—	30,567
Convertible notes – June 2021	—	44,400
Senior unsecured convertible notes	124,685	—
Less: current maturities of long-term debt	(9,563)	(115,224)
Less: unamortized financing fees	(9,195)	(11,354)
Less: convertible debt discount	(8,212)	(3,408)
Long-term debt, net of current portion and deferred financing fees	$515,120	$418,813
Capital lease obligations:
Capital lease obligations	$33,511	$32,002
Less: current portion of capital lease obligations, net of capital lease interest	(13,362)	(12,151)
Capital lease obligations, net of current portion	20,149	19,851
Total long-term borrowings	$535,269	$438,664

Debt issuance costs are presented in the condensed consolidated balance sheets as a direct reduction from the carrying amount of long-term debt and are amortized over the term of the related debt. The Company amortized $1,241 thousands and $2,945 thousand for the three and six months ended July 2, 2022, respectively, and amortized $810 thousand and $1,682 thousand for the three and six months ended July 3, 2021, respectively, which is included in interest expense on the accompanying condensed consolidated statements of operations and comprehensive loss.